Liquidity	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Liquidity
Liquidity
The Treasury function is responsible for raising finance for the Group, managing the Group’s cash resources and the financial risks arising from underlying operations. All these activities are carried out under defined policies, procedures and limits, reviewed and approved by the Board, delegating oversight to the Finance Director and Treasury function. The Group has targeted an average centrally managed bond maturity of at least five years with no more than 20% of centrally managed debt maturing in a single rolling
12-month period. As at 30 June 2023, the average centrally managed debt maturity of bonds was 9.5 years (30 June 2022: 10.1 years;
31 December 2022: 9.9 years) and the highest proportion of centrally managed debt maturing in a single rolling 12-month period was 18.5% (30 June 2022: 18.3%; 31 December 2022: 18.6%).
The Group continues to maintain investment-grade credit ratings, with ratings from Moody’s/S&P at Baa2 (stable outlook)/BBB+ (negative outlook), respectively. The strength of the ratings has underpinned debt issuance and the Group is confident of its ability to continue to successfully access the debt capital markets. A credit rating is not a recommendation to buy, sell or hold securities. A credit rating may be subject to withdrawal or revision at any time. Each rating should be evaluated separately of any other rating.
In order to manage its interest rate risk, the Group maintains both floating rate and fixed rate debt. The Group sets targets (within overall guidelines) for the desired ratio of floating to fixed rate debt on a net basis (at least 50% fixed on a net basis in the short to medium term). At 30 June 2023, the relevant ratio of floating to fixed rate borrowings after the impact of derivatives was 14:86 (30 June 2022: 19:81; 31 December 2022: 12:88). On a net debt basis, after offsetting liquid assets, the relevant ratio of floating to fixed rate borrowings was 5:95 (30 June 2022: 10:90; 31 December 2022: 3:97). Excluding cash and other liquid assets in Canada, which are subject to certain restrictions under CCAA protection, the ratio of floating to fixed rate borrowings was 9:91 (30 June 2022: 13:87; 31 December 2022: 7:93).
The Group is party to the ISDA fallback protocol and, in January 2022, it automatically replaced GBP LIBOR with an economically equivalent interest rate referencing SONIA for derivatives on their reset date.
Available facilities
It is Group policy that short-term sources of funds (including drawings under both the US$4 billion U.S. commercial paper programme and £3 billion euro commercial paper programme) are backed by undrawn committed lines of credit and cash. As at 30 June 2023, commercial paper of £269 million was outstanding (30 June 2022: £727 million drawn; 31 December 2022: £27 million). Cash flows relating to commercial paper issuances with maturity periods of three months or less are presented on a net basis in the Group’s cash flow statement.
At 30 June 2023, the Group had access to a £5.5 billion revolving credit facility. This facility was undrawn at 30 June 2023. In March 2023, the Group refinanced the £2.7 billion 364-day tranche of the revolving credit facility at the reduced amount of £2.5 billion, maturing in March 2024 with two one year extension options, and a one year term out option. Additionally, £3.0 billion of the five-year tranche remains available until March 2025, with £2.85 billion extended to March 2026 and £2.5 billion extended to March 2027. During the first six months of 2023, the Group extended short-term bilateral facilities totalling £2.9 billion. As at 30 June 2023, £1.5 billion was drawn on a short-term basis with £1.4 billion undrawn and still available under such bilateral facilities. Cash flows relating to bilateral facilities that have maturity periods of three months or less are presented on a net basis in the Group’s cash flow statement.
Issuance, drawdowns and repayments in the period
–In January 2023, the Group repaid a €750 million bond at maturity;
–In February 2023, the Group accessed the Euro market under its EMTN Programme, raising a total of €800 million; and
–In May 2023, the Group repaid a US$48 million bond at maturity.
The Group has debt maturities of around £4 billion annually in the next two years. Due to higher interest rates, net finance costs are expected to increase as debts are refinanced.